INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 24	$ 22
Additions	(2)	2
Effect of foreign exchange	(2)	0
Intangible assets, ending balance	20	24
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	44	39
Additions	1	4
Effect of foreign exchange	(2)	1
Intangible assets, ending balance	43	44
Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(20)	(17)
Additions	(3)	(2)
Effect of foreign exchange	0	(1)
Intangible assets, ending balance	$ (23)	$ (20)